Basis of Preparation and Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Basis of preparation and Material accounting policies

2. Basis of preparation and Material accounting policies

2.1 Statement of compliance

The Company's consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS"). These consolidated financial statements were authorized for issue by the Company's board of directors on March 18, 2026.

2.2 Basis of presentation

The Company's consolidated financial statements have been prepared in accordance with IFRS on a historical cost basis except for financial instruments that have been measured at fair value. The Company's consolidated financial statements are presented in United States dollars ("U.S. dollar", "$" or "dollar"). All values are rounded to the nearest thousand except where otherwise indicated.

2.3 Basis of consolidation

The consolidated financial statements include the financial statements of Gold Royalty Corp. and its wholly-owned subsidiaries:

			% Equity Interest as at
Name of subsidiary	Country of Incorporation	Functional Currency	December 31, 2025	December 31, 2024
Ely Gold Royalties Inc.	Canada	U.S. dollar	100%	100%
Nevada Select Royalty, Inc.	USA	U.S. dollar	100%	100%
Ren Royalties LLC	USA	U.S. dollar	100%	100%
VEK Associates	USA	U.S. dollar	100%	100%
Gold Royalty Holdings Ltd.	Canada	U.S. dollar	100%	100%
Groyco Mex, S.A. de C.V.	Mexico	U.S. dollar	100%	100%

All subsidiaries are consolidated from the date the Company obtained control until the date that its control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from the subsidiaries and has the ability to affect those returns through its power over the entity. All inter-company transactions, balances, income and expenses are eliminated through the consolidation process. The accounts of all subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

2.4 Material accounting policies

Royalties, streaming and other mineral interests

Royalties, streaming and other mineral interests consist of acquired royalties in producing, development and exploration and evaluation stage properties, stream metal purchase agreements, and exploration and evaluation costs arising following the acquisition of exploration licenses. These interests are recorded at cost and capitalized as tangible assets on a property-by-property basis. They are subsequently measured at cost less accumulated depletion and depreciation and accumulated impairment losses, if any. The Company assesses the carrying costs for impairment when indicators of impairment exist. Project evaluation costs that are not related to a specific agreement are expensed in the period incurred. All costs incurred prior to obtaining the legal right to undertake exploration and evaluation activities on a project are expensed in the period incurred.

Royalties, streaming and other mineral interests related to producing mines are depleted using the units-of-production method over the life of the property to which the agreement relates, which is estimated using available information of proven and probable mineral reserves specifically associated with the properties and may include a portion of resources expected to be classified as mineral reserves at the mine corresponding to the specific interest.

2. Basis of preparation and Material accounting policies (continued)

2.4 Material accounting policies (continued)

Royalties, streaming and other mineral interests (continued)

On acquisition of a royalty, streaming or other mineral interest, an allocation of its cost may be attributed to the exploration potential of the interest and is recorded as a non-depletable asset on the acquisition date. The value of the exploration potential is accounted for by reference to IFRS 6, Exploration and Evaluation of Mineral Resources and is not depleted until such time as the technical feasibility and commercial viability have been established at which point the value of the asset is accounted for by reference to IAS 16, Property, Plant and Equipment.

Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its royalties, streaming and other mineral interests to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the assets belong.

Impairment reviews for royalties on exploration and resource stage assets and other mineral interests are carried out on a property-by-property basis, with each property representing a single cash generating unit. An impairment review is undertaken when indicators of impairment arise, but typically, when one of the following circumstances apply:

•
The right to explore the area has expired or will expire in the near future with no expectation of renewal;
•
Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
•
No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
•
Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

Recoverable amount is the higher of an asset's (or cash-generating unit's) fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of comprehensive loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount, net of depreciation, that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Cash and cash equivalents

Cash and cash equivalents comprise cash on deposit with banks.

Investment in associate

Investments over which the Company exercises significant influence but which it does not control or jointly control are associates. Investments in associates are accounted for using the equity method, except when classified as held for sale. The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the Company's proportionate share of the profit (loss), other comprehensive income (loss) and any other changes in the associate's net assets, such as further investment. The equity method requires shares of losses to be recognized only until the carrying amount of an interest in an associate is nil. Any further losses are not recognized unless the entity has a legal or constructive obligation in respect of the liabilities associated with those losses.

At each statement of financial position date, the Company considers whether there is objective evidence of impairment of its investment in associate. If there is such evidence, the Company determines the amount of impairment to record, if any, in relation to the associate.

2. Basis of preparation and Material accounting policies (continued)

2.4 Material accounting policies (continued)

Foreign currencies

Foreign currency transactions are translated into the functional currency of each entity using the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities are translated using period end exchange rates. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of loss and comprehensive loss.

Revenue recognition

Revenue is comprised of revenue earned in the period from royalty and streaming interests, and land agreement proceeds received in excess of amounts previously capitalized as other mineral interests.

For royalty interests, revenue recognition occurs when control of the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

For streaming interests, revenue recognition occurs when the relevant commodity received from the stream operator is transferred by the Company to its third-party customers.

For land agreement proceeds received pursuant to other mineral interest option agreements where the Company acts as the optionor in the agreement, land agreement proceeds are recognized as a credit to the amounts previously capitalized as other mineral interests. Any amounts received in excess of amounts capitalized are recorded as a credit in the consolidated statements of comprehensive loss.

Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Net loss per share

Basic net loss per share includes no potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period.

Segment Reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company's operating segments are components of the Company's business for which discrete financial information is available and which are reviewed regularly by the Company's Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.

Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

2. Basis of preparation and Material accounting policies (continued)

2.4 Material accounting policies (continued)

Income taxes (continued)

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

•
where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•
in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

•
where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not in the consolidated statements of comprehensive loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Financial Instruments

Financial instruments are recognized in the consolidated statements of financial position on the trade date, being the date in which the Company becomes a party to the contractual provisions of the financial instrument. The Company's financial instruments consist of cash and cash equivalents, short-term and long-term investments, gold-linked loan, accounts receivable, accounts payable and accrued liabilities, lease obligation, bank loan, convertible debentures, embedded derivatives and derivative liabilities.

The Company determines the classification of financial assets at initial recognition. Short-term investments, which are equity instruments held for trading, and gold-linked loan are classified as fair value through profit and loss ("FVTPL"). Long-term investments in common shares are held for long-term strategic purposes and not for trading. The Company has made an irrevocable election to designate all these investments as fair value through other comprehensive income ("FVTOCI") in order to provide a more meaningful presentation based on management's intention, rather than reflecting changes in fair value in net income. Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income under the classification of gain (loss) on revaluation of investments. Cumulative gains and losses are not subsequently reclassified to profit or loss. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or where the Company has opted to measure them at FVTPL.

2. Basis of preparation and Material accounting policies (continued)

2.4 Material accounting policies (continued)

Financial Instruments (continued)

All financial instruments are initially recorded at fair value and designated as follows:

Financial Assets	Classification
Cash and cash equivalents	Financial assets at amortized cost
Short-term investments	FVTPL
Gold-linked loan	FVTPL
Accounts receivable	Financial assets at amortized cost
Long-term investments	FVTOCI

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Lease obligation	Financial liabilities at amortized cost
Convertible debentures	Financial liabilities at amortized cost
Embedded derivative	FVTPL
Bank loan	Financial liabilities at amortized cost

The initial fair value of the liability portion of the convertible debentures was determined using a market interest rate for an equivalent non-convertible debt at the issue date. The liability excluding the embedded derivative is subsequently recognized on an amortized cost basis until extinguished on conversion or maturity of the debentures. The embedded derivatives are measured at FVTPL. The remainder of the proceeds is allocated to the conversion option and recognized in equity, net of income taxes, and not subsequently remeasured.

Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. Financial liabilities are derecognized only when the Company's obligations are discharged, cancelled or otherwise expire. On derecognition, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.

Share-based payments

Restricted Shares and Restricted Share Units

The fair values of restricted shares and time-based restricted share units ("RSUs") are measured at grant date and recognized over the period during which the restricted shares and RSUs vest. When restricted shares are conditional upon the achievement of a performance condition, the Company estimates the length of the expected vesting period at the grant date, based on the most likely outcome of the performance condition. The fair value of the restricted shares are determined based on the fair value of the common shares on the grant date, adjusted for minority shareholder discount, liquidity discount and other applicable factors that are generally recognized by market participants.

The fair values of restricted shares and RSUs are recognized as an expense over the vesting period based on the best available estimate of the number of restricted shares and RSUs expected to vest; that estimate will be revised if subsequent information indicates that the number of restricted shares and RSUs expected to vest differs from previous estimates.

Share Options

The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share options. The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes, provides services that could be provided by a direct employee, or has authority and responsibility for planning, directing and controlling the activities of the Company, including non-executive directors. The fair value of share options is measured at the grant date and recognized over the period during which the options vest. Consideration received on the exercise of share options is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

2. Basis of preparation and Material accounting policies (continued)

2.4 Material accounting policies (continued)

Significant accounting policy judgments and sources of estimation uncertainty

The preparation of these consolidated financial statements requires management to make accounting policy judgments and make estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its accounting policy judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its estimates. Actual outcomes may differ from these estimates under different assumptions and conditions.

Management is required to make judgements in the application of the Company's accounting policies. The significant accounting policy judgements relevant to the current fiscal period are as follows:

•
The assessment of impairment of royalties, streaming and other mineral interests requires the use of judgments, when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test. When assessing whether there are indicators of impairment, management uses its judgment in evaluating the indicators such as significant changes in future commodity prices, discount rates, foreign exchange rates, taxes, operator reserve and resource estimates or other relevant information received from the operators that indicates production from royalty and streaming interests may be deferred, will likely not occur or may be significantly reduced in the future.
•
The functional currency for each of the Company's subsidiaries is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve judgment to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determine the primary economic environment.

Information about significant sources of estimation uncertainty are described below.

•
The Company estimates the attributable reserves and resources relating to the mineral properties underlying the royalty and streaming interests that are held by the Company. Reserves and resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties in which the Company has royalty and streaming interests, adjusted where applicable to reflect the Company's percentage entitlement to minerals produced from such mines. The public disclosures of reserves and resources, which are released by the operators of these mining properties, involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of reserves and resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the reserve or resource estimates may impact the depletion calculation and carrying value of the Company's royalty and streaming interests.
•
When impairment indication of royalties, streaming and other mineral interests exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The recoverable amount is the higher of the fair value less costs of disposal ("FVLCD") and value in use. The assessment of the FVLCD of royalties, streaming and other mineral interests requires the use of estimates and assumptions for long-term commodity prices, production start dates, discount rates, mineral reserve/resource conversion, purchase multiples and the associated production implications. In addition, the Company may use other approaches in determining FVLCD which may include estimates related to (i) dollar value per ounce of mineral reserve/resource; (ii) cash-flow multiples; and (iii) market capitalization of comparable assets. Changes in any of the estimates used in determining the recoverable amounts of the royalties, streaming and other mineral interests could impact the impairment (or reversal of impairment) analysis.
•
The Company's gold-linked loan is carried at fair value at each period end. In order to calculate the fair value at period end, the Company uses a discounted cash flow model and is required to make estimates and assumptions on risk-free interest rate, calibrated credit spread, long-term gold price and volatility of gold. Changes to these assumptions may impact the fair value of the asset at period end.
•
The Company estimates the fair values of its share options at the date of grant using the Black-Scholes option pricing model. The Company is required to make estimates and assumptions on risk-free interest rate, expected life of the share options, volatility and dividend yield of its shares, and forfeiture rate of the share options. Changes to these assumptions may impact the share-based compensation expense related to the share options recognized during each period.